BOND FUND SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 97.7%				$3,813,962,194
(COST $3,823,926,348)

Asset-Backed Securities - 13.4%				523,921,526
AASET Trust, Series 2018-1A B (g)	5.437	01/16/38	10,798,604	11,166,216
Air Canada, Series 2013-1B (g)	5.375	11/15/22	412,371	427,608
Air Canada, Series 2015-1B (g)	3.875	09/15/24	1,752,553	1,813,303
America West Airlines, Series 2001-1	7.100	10/02/22	2,081,952	2,132,684
American Airlines, Series 2013-2 A	4.950	07/15/24	305,737	321,691
American Airlines, Series 2014-1 B	4.375	04/01/24	114,324	118,816
American Airlines, Series 2015-1 B	3.700	11/01/24	2,882,113	2,982,917
American Airlines, Series 2015-2 B	4.400	03/22/25	4,524,805	4,783,396
American Airlines, Series 2016-1 B	5.250	07/15/25	540,213	586,515
Aqua Finance Trust, Series 2017-A C (g)	8.350	11/15/35	1,750,000	1,980,136
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (g)	4.213	12/16/41	641,797	657,201
British Airways PLC, Series 2013-1 B (g)	5.625	12/20/21	8,761	8,798
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	2,043	2,091
Business Jet Securities, LLC, Series 2018-1 A (g)	4.335	02/15/33	4,441,332	4,532,226
Business Jet Securities, LLC, Series 2018-1 B (g)	6.048	02/15/33	2,888,501	3,017,909
Business Jet Securities, LLC, Series 2019-1 B (g)	5.193	07/15/34	1,874,792	1,935,545
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	21,102,500	22,266,514
CAL Funding II Ltd., Series 2012-1A A (g)	3.470	10/25/27	745,333	748,675
CAL Funding II Ltd., Series 2013-1A A (g)	3.350	03/27/28	2,001,083	2,010,153
Cibolo Canyons Special Improvement District (g)	4.250	08/20/34	2,520,000	2,538,900
CLIF V Holdings LLC, Series 2013-1A (g)	2.830	03/18/28	6,104,000	6,140,185
CLIF V Holdings LLC, Series 2013-2A (g)	3.220	06/18/28	7,163,579	7,249,563
CLIF V Holdings LLC, Series 2018-1H A (g)	6.020	08/19/43	2,207,069	2,335,211
Coinstar Funding, LLC, Series 2017-1A A2 (g)	5.216	04/25/47	27,516,888	28,645,121
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	6,407	6,415
Continental Airlines, Series 1999-2 C	6.236	09/15/21	81,655	81,740
Continental Airlines, Series 2012-1 B	6.250	10/11/21	3,480,997	3,494,132
Continental Airlines, Series 2012-2 B	5.500	04/29/22	6,129,224	6,242,514
Cronos Containers Program I Ltd., Series 2013-1A A (g)	3.080	04/18/28	3,830,083	3,870,251
Cronos Containers Program I Ltd., Series 2014-1A A (g)	3.040	08/18/29	766,355	774,360
DCAL Aviation Finance Ltd., Series 2015-1A A1 (g)	4.213	02/15/40	1,388,728	1,399,482
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,225,937	1,358,653
Domino's Pizza Master Issuer LLC, Series 2017-1A A2I, (1 month LIBOR + 1.250%, floor 0.000%) (c)(g)	3.044	07/25/47	10,366,388	10,315,592
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	10,452,497	10,539,256
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	22,438,721	22,586,024
Element Rail Leasing LLC, Series 2014-1A B1 (g)	4.406	04/19/44	13,658,750	13,765,699
EngenCap ABS Trust, Series 2016-1 A (g)	3.670	12/21/26	11,051,228	10,978,356
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (g)	5.193	12/15/44	4,340,886	4,518,107
Global Container Assets Ltd., Series 2015-1A A2 (g)	3.450	02/05/30	4,053,677	4,089,855
Global SC Finance II SRL (SEACO), Series 2013-1A A (g)	2.980	04/17/28	5,700,000	5,756,962
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (g)	3.190	07/17/29	3,604,000	3,614,252
Harley Marine Financing LLC, Series 2018-1A A2 (g)	5.682	05/15/43	14,129,591	12,801,447
HOA Funding LLC, Series 2014-1A A2 (g)	4.846	08/20/44	15,130,000	15,217,603
Horizon Aircraft Finance I Ltd., Series 2018-1 B (g)	5.270	12/15/38	2,702,399	2,803,293
HP Communities LLC (g)	5.320	03/15/23	216,329	222,473
Icon Brand Holdings LLC, Series 2012-1A A (g)	4.229	01/25/43	7,430,773	5,198,979
JOL Air Limited, Series 2019-1 B (g)	4.948	04/15/44	918,272	947,452
KDAC Aviation Finance Ltd., Series 2017-1A B (g)	5.926	12/15/42	17,259,069	17,909,868
Kestrel Aircraft Funding Ltd., Series 2018-1A B (g)	5.500	12/15/38	2,729,737	2,863,175
Korth Direct Mortgage Inc., Series 19-N008Q (g)	5.500	01/25/25	3,300,000	3,336,169
Labrador Aviation Finance Ltd., Series 2016-1A B1 (g)	5.682	01/15/42	34,713,537	35,844,945
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	3,664,131	3,668,252
MAPS Ltd., Series 2018-1A B (g)	5.193	05/15/43	2,160,385	2,253,386
ME Funding, LLC, Series 2019-1 A2 (g)	6.448	07/30/49	22,885,000	24,506,173
Merlin Aviation Holdings D.A.C., Series 2016-1 A (g)	4.500	12/15/32	7,739,366	7,875,753
Merlin Aviation Holdings D.A.C., Series 2016-1 B (g)	6.500	12/15/32	1,636,635	1,707,792
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	16,411,490	16,636,503
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	26,657,035	27,186,484
Mosaic Solar Loans, LLC, Series 2017-2A C (g)	2.000	06/22/43	1,520,186	1,474,266
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	413,087	427,092
Norwegian Air Shuttle ASA, Series 2016-1 A (g)	4.875	11/10/29	5,871,812	5,699,112
Oportun Funding, LLC, Series 2018-A B (g)	4.450	03/08/24	5,000,000	5,076,507
Pioneer Aircraft Finance Ltd., Series 2019-1 B (g)	4.948	06/15/44	1,437,500	1,505,180
PNMAC GMSR Issuer Trust, Series 2018-GT1 A, (1 month LIBOR + 2.850%, floor 2.850%) (c)(g)	4.477	02/25/23	4,000,000	4,016,842
PROP Limited, Series 2017-1 B (g)	6.900	03/15/42	4,485,800	4,452,605
Prudential Securities Structured Assets, Inc., Series 1998-1 A, (1 month LIBOR + 0.420%, floor 0.000%) (c)(g)	2.075	03/02/25	9,327,912	9,032,030
Sapphire Aviation Finance I Ltd., Series 2018-1A B (g)	5.926	03/15/40	9,903,292	10,351,966

SBA Tower Trust, Series 2015-1 (g)	3.156	10/10/45	3,100,000	3,109,807
S-Jets Limited, Series 2017-1 B (g)	5.682	08/15/42	12,594,964	13,244,804
SMB Private Education Loan Trust, Series 2014-A C (g)	4.500	09/15/45	7,000,000	6,893,004
Sprite Limited, Series 2017-1 B (g)	5.750	12/15/37	14,640,488	15,338,636
Taco Bell Funding, LLC, Series 2016-1A A2II (g)	4.377	05/25/46	1,167,000	1,171,365
TAL Advantage V LLC, Series 2013-1A A (g)	2.830	02/22/38	3,037,500	3,057,437
TAL Advantage V LLC, Series 2014-1A B (g)	4.100	02/22/39	2,239,998	2,284,305
TAL Advantage V LLC, Series 2014-2A A2 (g)	3.330	05/20/39	1,629,375	1,645,770
Textainer Marine Containers V Ltd., Series 2017-1A B (g)	4.850	05/20/42	3,046,475	3,149,530
Textainer Marine Containers V Ltd., Series 2017-2A B (g)	4.750	06/20/42	532,707	551,430
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	28,350,000	28,233,482
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (g)	5.750	05/17/32	3,942,939	4,132,441
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (g)	4.750	11/15/39	1,961,369	2,039,628
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,368,004	1,419,533
US Airways, Series 2001-1 G	7.076	09/20/22	261,129	271,135
US Airways, Series 2013-1B	5.375	05/15/23	1,238,727	1,298,532
Wingstop Funding LLC, Series 2018-1 A2 (g)	4.970	12/05/48	1,220,775	1,272,316

Commercial Mortgage-Backed Securities - 4.4%				171,073,389
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D, (1 month LIBOR + 2.750%, floor 2.750%) (c)(g)	4.409	06/15/31	12,000,000	11,999,815
COMM Mortgage Trust, Series 2012-CR1 D (c)(g)	5.320	05/15/45	4,774,000	4,974,335
COMM Mortgage Trust, Series 2012-CR3 E (c)(g)	4.752	10/15/45	5,000,000	3,968,493
COMM Mortgage Trust, Series 2012-CR4 B (g)	3.703	10/15/45	9,435,000	9,215,254
COMM Mortgage Trust, Series 2013-CR11 D (c)(g)	5.124	08/10/50	5,000,000	5,194,573
COMM Mortgage Trust, Series 2013-CR9 D (c)(g)	4.245	07/10/45	4,898,000	3,950,896
COMM Mortgage Trust, Series 2014-CC17 D (c)(g)	4.848	05/10/47	5,210,000	5,388,941
COMM Mortgage Trust, Series 2014-CR19 D (c)(g)	4.731	08/10/47	8,650,000	8,912,941
COMM Mortgage Trust, Series 2014-UBS4 D (c)(g)	4.707	08/10/47	9,740,000	9,235,740
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ C, (1 month LIBOR + 2.750%, floor 2.750%) (c)(g)	4.409	01/15/34	2,500,000	2,502,994
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (c)	3.354	08/15/48	5,795,000	5,085,042
GS Mortgage Securities Trust, Series 2010-C1 E (g)	4.000	08/10/43	17,741,000	17,638,657
GS Mortgage Securities Trust, Series 2012-GC6 D (c)(g)	5.651	01/10/45	8,834,852	9,131,079
GS Mortgage Securities Trust, Series 2014-GC24 D (c)(g)	4.532	09/10/47	2,955,000	2,473,144
GS Mortgage Securities Trust, Series 2014-GC26 D (c)(g)	4.514	11/10/47	5,000,000	4,617,080
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (c)(g)	4.603	07/15/47	5,000,000	4,788,162
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 D (c)	4.100	07/15/45	5,000,000	5,110,612
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (c)(g)	4.554	09/15/47	4,966,000	4,648,332
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25 D (c)(g)	3.946	11/15/47	9,226,000	8,510,884
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	4,944,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (c)(g)	4.235	04/15/48	5,000,000	4,933,103
Morgan Stanley Capital I Trust, Series 2011-C2 B (g)	5.200	06/15/44	1,570,000	1,604,882
Morgan Stanley Capital I Trust, Series 2011-C2 D (c)(g)	5.488	06/15/44	1,000,000	1,013,778
MSCG Trust (Morgan Stanley/Citigroup Global), Series 2016-SNR D (g)	6.550	11/15/34	386,750	398,113
Palisades Center Trust, Series 2016-PLSD B (g)	3.357	04/13/33	4,500,000	4,486,316
Tharaldson Hotel Portfolio Trust, Series 2018-THL D, (1 month LIBOR + 2.000%, floor 2.100%) (c)(g)	3.670	11/11/34	4,900,986	4,897,930
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4 D (c)(g)	4.476	12/10/45	5,300,000	5,414,903
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (g)	3.938	08/15/50	8,072,000	6,496,480
WFRBS Commercial Mortgage Trust, Series 2011-C4 E (c)(g)	5.221	06/15/44	5,000,000	5,015,554
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (g)	3.497	08/15/47	5,000,000	4,520,615

Convertible Bonds - 2.5%				96,122,302
Colony Capital, Inc.	5.000	04/15/23	14,925,000	14,763,774
Greenbrier Cos., Inc.	2.875	02/01/24	3,519,000	3,237,999
Hope Bancorp Inc.	2.000	05/15/38	17,750,000	16,475,343
PennyMac Corp.	5.375	05/01/20	27,100,000	27,068,086
Two Harbors Investment Corp.	6.250	01/15/22	33,570,000	34,577,100

Corporate Bonds - 54.4%				2,124,786,044
Aareal Bank AG (g)	2.750	10/09/20	2,000,000	2,006,505
Adani Abbot Point Terminal Pty. Ltd. (g)	4.450	12/15/22	15,670,000	15,944,163
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.625	10/30/20	580,000	589,072
Aircastle Ltd.	7.625	04/15/20	2,250,000	2,264,254
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,861,489
Aircastle Ltd.	5.500	02/15/22	1,590,000	1,699,497
Ameris Bancorp, (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (c)	5.750	03/15/27	5,000,000	5,213,552
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	40,888,826
Andeavor LLC	5.125	04/01/24	3,380,000	3,456,604
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	17,566,573
Arbor Realty Trust, Inc. (g)	5.750	04/01/24	10,000,000	10,668,660
Arbor Realty Trust, Inc. (g)	4.750	10/15/24	10,000,000	10,327,204
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	1,032,720
Arconic Inc.	6.150	08/15/20	25,472,000	25,861,467
Arconic Inc.	5.400	04/15/21	12,250,000	12,384,076
Assured Guaranty US Holdings Inc., (3 month LIBOR + 2.380%) (c)	4.274	12/15/66	29,783,000	25,911,210
Astoria Financial Corp.	3.500	06/08/20	4,530,000	4,541,253
AutoNation, Inc.	3.350	01/15/21	19,105,000	19,380,241
Avana Bonhon, LLC (g)	6.125	09/15/24	5,000,000	5,145,774

Avery Dennison Corp.	5.375	04/15/20	1,401,000	1,406,628
BAC Capital Trust XIII, (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (c)(f)	4.000	03/16/20	2,600,000	2,483,000
Bank of America Corp., (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (c)(f)	5.200	06/01/23	2,500,000	2,568,750
Bank of America Corp., (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	671,000	551,337
Bank of Montreal, (4.800% to 08/25/24, then H15T5Y + 2.979%) (c)(f)	4.800	08/25/24	6,977,000	7,072,934
Bank of New York Mellon Corp., (4.950% to 06/20/20, then 3 month LIBOR + 3.420%) (c)(f)	4.950	06/20/20	483,000	484,208
Bank of the Ozarks, Inc., (5.500% to 07/01/21, then 3 month LIBOR + 4.425%) (c)	5.500	07/01/26	19,481,000	19,994,841
Barclays Bank PLC	5.140	10/14/20	28,902,000	29,520,705
Barclays Bank PLC, (CPI YOY + 1.000%, floor 0.000%) (c)	3.051	03/16/23	4,435,000	4,497,090
Barclays Bank PLC, (3 month LIBOR + 0.650%, floor 1.650%, cap 6.000%) (c)	2.391	02/05/25	15,000,000	14,819,790
Barclays Bank PLC, (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.580	04/30/29	2,425,000	2,176,437
Barclays Bank PLC, (8.0 times (USISDA30 - USISDA05 - 0.250%), floor 0.000%, cap 8.000%) (c)	0.160	08/28/29	3,618,000	3,176,604
Barclays PLC	2.875	06/08/20	636,000	635,961
Bay Banks of Virginia, Inc., (5.625% to 10/15/24, then SOFRRATE + 4.335%) (c)(g)	5.625	10/15/29	3,000,000	3,119,928
BCB Bancorp, Inc., (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (c)(g)	5.625	08/01/28	9,000,000	9,426,426
Becton Dickinson and Co., (3 month LIBOR + 0.875%) (c)	2.836	12/29/20	26,252,000	26,268,302
Becton Dickinson and Co., (3 month LIBOR + 1.030%) (c)	2.917	06/06/22	25,355,000	25,631,077
BHP Billiton Finance USA Ltd., (6.250% to 10/19/20, then USSW5 +4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c)(g)	6.250	10/20/75	7,951,000	8,110,020
Block Financial LLC	4.125	10/01/20	18,675,000	18,889,518
Building Materials Corp. (g)	5.375	11/15/24	18,635,000	18,869,801
Capital Funding Bancorp, Inc. (g)	6.000	12/01/23	20,000,000	21,150,752
Carpenter Technology Corp.	5.200	07/15/21	3,665,000	3,813,070
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	2,123,480
CBL & Associates LP	5.250	12/01/23	7,075,000	3,568,964
CBL & Associates LP	4.600	10/15/24	5,889,000	2,502,825
Centene Corp.	4.750	05/15/22	2,000,000	2,024,400
Centene Corp.	6.125	02/15/24	13,740,000	14,161,818
Charles Schwab Corp., (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (c)(f)	4.625	03/01/22	10,792,000	10,940,390
Citigroup Global Markets Holdings Inc., (6.400% to 01/20/21, then (15 x (USISDA30 - USISDA02) subject to index barriers, floor 0.000%, cap 6.400%) (c)	6.400	01/29/35	5,000,000	4,940,000
Citigroup, Inc., (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.356	07/09/28	740,000	609,538
Citigroup, Inc., (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.268	11/15/28	245,000	200,214
Citigroup, Inc., (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 8.150%) (c)	1.320	03/26/29	1,303,000	1,083,966
Citigroup, Inc., (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.590	03/28/29	936,000	775,008
Citigroup, Inc., (5.5 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.716	04/29/29	269,000	223,889
Citigroup, Inc., (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (c)	1.488	12/23/29	1,152,000	952,128
Citigroup, Inc., (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (c)	–	11/20/30	727,000	544,959
Citigroup, Inc., (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.475	07/09/33	1,394,000	1,072,962
Citigroup, Inc., (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	1.615	12/20/33	2,863,000	2,215,103
Citizens Bank, N.A.	2.250	03/02/20	2,890,000	2,890,000
Clear Blue Financial Holdings, LLC (g)	7.000	04/15/25	5,000,000	5,257,884
Congressional Bancshares, Inc., (5.750% to 12/01/24, then SOFRRATE + 4.390%) (c)(g)	5.750	12/01/29	5,000,000	5,145,025
ConnectOne Bancorp, Inc., (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (c)	5.200	02/01/28	6,375,000	6,645,260
Continental Resources, Inc.	5.000	09/15/22	36,470,000	36,416,517
County Bancorp, Inc., (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (c)	5.875	06/01/28	8,250,000	8,659,677
Cowen Inc. (g)	7.250	05/06/24	20,000,000	21,078,099
CRB Group, Inc. (g)	6.250	06/15/23	5,000,000	5,283,408
Depository Trust & Clearing Corp., (4.875% to 06/15/20, then 3 month LIBOR + 3.167%) (c)(f)(g)	4.875	06/15/20	1,850,000	1,845,375
Deutsche Bank AG	2.700	07/13/20	1,999,000	2,003,908
Deutsche Bank AG, (3 month LIBOR + 0.970%) (c)	2.818	07/13/20	2,251,000	2,253,911
Deutsche Bank AG	2.950	08/20/20	6,297,000	6,321,046
Deutsche Bank AG	2.950	08/20/20	2,051,000	2,061,210
Deutsche Bank AG, (3 month LIBOR + 1.310%) (c)	3.005	08/20/20	2,000,000	2,004,378
Deutsche Bank AG	3.150	01/22/21	15,373,000	15,511,055
Deutsche Bank AG	4.250	02/04/21	855,000	871,094
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,283,471
Deutsche Bank AG	4.250	10/14/21	313,000	323,045
Discover Bank	7.000	04/15/20	4,274,000	4,300,741
Discover Bank	3.100	06/04/20	5,000,000	5,010,586
Doctors Co. (g)	6.500	10/15/23	500,000	553,777
Dollar Tree, Inc., (3 month LIBOR + 0.700%) (c)	2.536	04/17/20	474,000	474,054
Drawbridge Special Opportunities Fund L.P. (g)	5.000	08/01/21	15,000,000	15,313,872
Durant Bancorp, Inc., (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (c)(g)	5.875	03/15/27	8,500,000	8,823,915
Eagle Bancorp, Inc.	5.750	09/01/24	1,725,000	1,878,123
Eagle Bancorp, Inc., (5.000% to 08/01/21, then 3 month LIBOR + 3.850%) (c)	5.000	08/01/26	12,704,000	12,995,773
Edison Int'l.	2.125	04/15/20	750,000	750,062
EF Holdco Inc. / EF Cayman Holdings Ltd. (g)	5.500	09/01/22	3,500,000	3,640,927
Enogex LLC (g)	6.250	03/15/20	5,295,000	5,302,525
Enstar Group Ltd.	4.500	03/10/22	24,781,000	26,227,929
Enterprise Products Operating LLC, (3 month LIBOR + 2.7775%) (c)	4.684	06/01/67	8,538,000	8,153,790
Enterprise Products Operating LLC, (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,765,990
EQM Midstream Partners, LP	4.750	07/15/23	9,368,000	8,647,835
EQM Midstream Partners, LP	4.125	12/01/26	9,651,000	7,745,507
EQM Midstream Partners, LP	5.500	07/15/28	8,003,000	6,702,512
EQT Corp.	3.000	10/01/22	24,900,000	20,760,375
EQT Corp.	3.900	10/01/27	16,237,000	10,432,272

Everest Reinsurance Holdings Inc., (3 month LIBOR + 2.385%) (c)	4.077	05/01/67	24,705,000	24,087,375
Express Scripts Holding Co., (3 month LIBOR + 0.750%) (c)	2.664	11/30/20	26,564,000	26,569,232
F&M Financial Services Corp., (5.950% to 09/15/24, then SOFRRATE + 4.840%) (c)(g)	5.950	09/15/29	9,000,000	9,447,943
FedNat Holding Co. (g)	7.500	03/15/29	17,000,000	18,232,500
Fidelity Federal Bancorp, (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (c)(g)	6.875	10/15/28	6,500,000	6,934,591
Fidelity Federal Bancorp, (6.000% to 11/01/24, then SOFRRATE + 4.650%) (c)(g)	6.000	11/01/29	7,000,000	7,356,380
Fifth Third Bancorp, (3 month LIBOR + 3.129%) (c)(f)	5.074	03/30/20	25,010,000	24,991,242
Flagstar Bancorp, Inc.	6.125	07/15/21	41,271,000	43,195,261
Flushing Financial Corp., (5.250% to 12/15/21, then 3 month LIBOR + 3.440%) (c)	5.250	12/15/26	4,030,000	4,145,411
Ford Holdings LLC	9.375	03/01/20	141,000	141,000
Ford Motor Credit Co. LLC	2.459	03/27/20	750,000	750,000
Ford Motor Credit Co. LLC	2.425	06/12/20	3,910,000	3,913,264
Ford Motor Credit Co. LLC	3.157	08/04/20	8,225,000	8,255,351
Ford Motor Credit Co. LLC	3.000	08/20/20	300,000	299,184
Ford Motor Credit Co. LLC, (3 month LIBOR + 0.430%) (c)	2.193	11/02/20	800,000	796,891
Ford Motor Credit Co. LLC	2.343	11/02/20	5,951,000	5,966,132
Ford Motor Credit Co. LLC, (3 month LIBOR + 2.550%) (c)	4.424	01/07/21	900,000	913,115
Ford Motor Credit Co. LLC	5.750	02/01/21	1,664,000	1,712,213
Ford Motor Credit Co. LLC	3.336	03/18/21	200,000	201,736
Ford Motor Credit Co. LLC, (3 month LIBOR + 0.810%) (c)	2.710	04/05/21	4,450,000	4,424,213
Fortune Brands Home & Security, Inc.	3.000	06/15/20	1,905,000	1,909,032
FPL Group, Inc., (3 month LIBOR + 2.0675%) (c)	3.977	10/01/66	4,000,000	3,820,000
GATX Corp.	2.600	03/30/20	1,600,000	1,601,104
General Electric Capital Corp., (3 month LIBOR + 1.000%) (c)	2.831	04/15/23	10,075,000	10,160,526
General Electric Capital Corp., (3 month LIBOR + 0.380%) (c)	2.121	05/05/26	5,148,000	4,962,778
General Electric Co., (5.000% to 01/21/21, then 3 month LIBOR + 3.330%) (c)(f)	5.000	01/21/21	46,706,000	45,723,773
GLP Capital L.P. / GLP Financing II, Inc.	4.875	11/01/20	273,000	276,210
Goldman Sachs Group, Inc., (3 month LIBOR + 1.600%) (c)	3.213	11/29/23	6,736,000	6,935,278
H.J. Heinz Co. (g)	4.875	02/15/25	20,547,000	21,138,137
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	13,585,000
Hanmi Financial Corp., (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (c)	5.450	03/30/27	7,700,000	7,967,654
Hartford Financial Services Group, Inc., (3 month LIBOR + 2.125%, floor 0.000%) (c)(g)	3.817	02/12/67	1,050,000	997,500
Hillshire Brands Co.	4.100	09/15/20	1,939,000	1,965,002
Home BancShares Inc., (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (c)	5.625	04/15/27	4,950,000	5,193,955
Hospitality Properties Trust	4.250	02/15/21	19,945,000	20,203,907
Hospitality Properties Trust	4.500	03/15/25	720,000	761,124
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,570,549
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,658,925
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,467,419
Howard Bancorp Inc., (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (c)(g)	6.000	12/06/28	3,000,000	3,245,620
International Lease Finance Corp.	4.625	04/15/21	220,000	226,561
Investar Holding Corp., (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (c)	6.000	03/30/27	500,000	519,463
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	868,999
Jabil Circuit, Inc.	5.625	12/15/20	14,397,000	14,798,973
Jefferies Group LLC / Jefferies Group Capital Finance Inc., (4.000% to 05/26/20, 5.000% to 05/26/24, then 6.000%) (d)	4.000	05/26/26	230,000	229,483
JPMorgan Chase & Co., (3 month LIBOR + 3.320%) (c)(f)	5.229	04/01/20	8,552,000	8,500,774
JPMorgan Chase & Co., (3 month LIBOR + 3.470%) (c)(f)	5.240	04/30/20	9,030,000	9,011,940
JPMorgan Chase & Co., (4.000% to 04/01/25, then SOFRRATE + 2.745%) (c)(f)	4.000	04/01/25	5,000,000	4,700,000
Lear Corp.	5.250	01/15/25	38,346,000	39,401,436
Lincoln National Corp., (3 month LIBOR + 2.3575%) (c)	4.049	05/17/66	25,985,000	22,736,875
Lincoln National Corp., (3 month LIBOR + 2.040%) (c)	3.859	04/20/67	25,323,000	21,144,705
Manufacturers & Traders Trust Co., (1 month LIBOR + 1.215%) (c)	2.818	12/28/20	14,173,000	14,181,300
Manufacturers & Traders Trust Co., (3 month LIBOR + 0.640%) (c)	2.547	12/01/21	1,042,000	1,042,115
Marathon Petroleum Corp.	5.375	10/01/22	25,286,000	25,547,332
Marathon Petroleum Corp.	5.125	04/01/24	36,647,000	37,477,569
Martin Marietta Materials, Inc., (3 month LIBOR + 0.650%) (c)	2.333	05/22/20	655,000	655,681
MBIA Inc.	6.400	08/15/22	32,446,000	32,446,000
Medallion Financial Corp. (g)	8.250	03/22/24	10,000,000	10,130,297
MEDNAX, Inc. (g)	5.250	12/01/23	500,000	489,375
MEDNAX, Inc. (g)	6.250	01/15/27	4,521,000	4,339,934
Mellon Capital IV, (3 month LIBOR + 0.565%, floor 4.000%) (c)(f)	4.000	03/30/20	2,794,000	2,714,399
Meridian Corp., (5.375% to 12/30/24, then SOFRRATE + 3.950%) (c)(g)	5.375	12/30/29	10,000,000	10,349,748
Merrill Lynch & Co., (3 month LIBOR + 0.760%) (c)	2.654	09/15/26	3,870,000	3,842,218
Meta Financial Group, Inc., (5.750% to 08/15/21, then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	6,200,000	6,388,685
MetLife, Inc., (5.250% to 06/15/20, then 3 month LIBOR + 3.575%) (c)(f)	5.250	06/15/20	26,012,000	25,979,485
Metropolitan Bank Holding Corp., (6.250% to 03/15/22, then 3 month LIBOR + 4.260%) (c)(g)	6.250	03/15/27	2,000,000	2,086,082
Midland States Bancorp, Inc., (5.000% to 09/30/24, then SOFRRATE + 3.610%) (c)	5.000	09/30/29	5,000,000	5,206,720
Minnwest Corp., (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (c)(g)	5.875	07/15/28	6,000,000	6,316,058
MM Finished Lots Holdings, LLC (g)	7.250	01/31/24	9,563,104	9,563,104
Molson Coors Brewing Co.	2.250	03/15/20	1,563,000	1,563,071
MPLX LP (g)	6.250	10/15/22	37,793,000	38,580,270
MPLX LP (g)	6.375	05/01/24	6,472,000	6,737,064
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	26,820,000	27,658,125
NBCUniversal Enterprise, Inc. (f)(g)	5.250	03/19/21	10,000,000	10,285,000
Newfield Exploration Co.	5.750	01/30/22	9,575,000	10,265,626
Newport Realty Trust, Inc. (g)	6.250	12/01/24	10,000,000	10,278,337

Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,027,834
NexBank Capital, Inc., (5.500% to 03/15/21, then 3 month LIBOR + 4.355%) (c)(g)	5.500	03/16/26	18,500,000	18,854,260
NexBank Capital, Inc., (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (c)(g)	6.375	09/30/27	5,000,000	5,180,578
Nexteer Automotive Group Ltd. (g)	5.875	11/15/21	1,200,000	1,219,792
Noble Holding Int'l. Ltd.	4.625	03/01/21	5,629,000	5,054,054
Northpointe Bancshares, Inc., (6.000% to 09/30/24, then SOFRRATE + 4.905%) (c)(g)	6.000	09/30/29	5,000,000	5,271,430
Northpointe Bank, (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (c)(g)	6.875	10/01/28	5,000,000	5,327,647
Nutrien Ltd.	4.875	03/30/20	4,902,000	4,913,802
Office Properties Income Trust	4.150	02/01/22	12,419,000	12,815,619
Office Properties Income Trust	4.250	05/15/24	13,441,000	14,188,614
Office Properties Income Trust	4.500	02/01/25	100,000	108,671
Old Second Bancorp, Inc., (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) (c)	5.750	12/31/26	1,945,000	1,991,300
Opus Bank, (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (c)	5.500	07/01/26	500,000	512,158
Orrstown Financial Services, Inc., (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (c)	6.000	12/30/28	1,750,000	1,848,984
Oshkosh Corp.	5.375	03/01/25	1,900,000	1,952,058
Pacific Continental Corp., (5.875% to 06/30/21, then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	510,000	522,828
Pedcor Bancorp, (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (c)(g)	7.250	02/15/29	3,000,000	3,225,157
Perrigo Finance Unlimited Co.	3.500	03/15/21	1,300,000	1,323,176
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/21	110,000	110,000
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/22	2,738,000	2,717,465
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/22	1,000,000	992,500
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/23	3,841,000	3,791,067
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/23	1,705,000	1,682,835
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/24	4,799,000	4,727,015
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/24	1,815,000	1,787,775
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/25	1,530,000	1,496,340
Pershing Road Development Co., LLC, (3 month LIBOR + 0.400%) (c)(g)	2.314	09/15/26	1,415,000	1,372,550
Pinnacle Bank, (4.875% to 07/30/20, then 3 month LIBOR + 3.128%) (c)(g)	4.875	07/30/25	2,100,000	2,117,502
Plains All American Pipeline, L.P. / PAA Finance Corp.	5.000	02/01/21	2,503,000	2,548,390
Preferred Bank, (6.000% to 06/15/21, then 3 month LIBOR + 4.673%) (c)	6.000	06/15/26	10,000,000	10,283,487
Principal Financial Group, Inc., (4.700% to 05/15/20, then 3 month LIBOR + 3.044%) (c)	4.700	05/15/55	26,065,000	26,195,325
ProAssurance Corp.	5.300	11/15/23	15,001,000	15,998,182
QVC Inc.	4.375	03/15/23	2,195,000	2,272,954
RBB Bancorp, (6.500% to 03/31/21, then 3 month LIBOR + 5.160%) (c)(g)	6.500	03/31/26	2,000,000	2,045,830
RBB Bancorp, (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (c)	6.180	12/01/28	5,000,000	5,300,436
ReadyCap Holdings, LLC (g)	7.500	02/15/22	26,000,000	27,724,768
Reckson Operating Partnership, L.P.	7.750	03/15/20	874,000	875,745
Reinsurance Group of America, Inc., (3 month LIBOR + 2.665%) (c)	4.559	12/15/65	33,029,000	31,707,840
Reliant Bancorp Inc., (5.125% to 12/15/24, then SOFRRATE + 3.765%) (c)(g)	5.125	12/15/29	10,000,000	10,388,889
Renasant Corp., (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	4,100,000	4,202,968
RenRe North America Holdings Inc.	5.750	03/15/20	2,950,000	2,953,768
SAIC, Inc.	4.450	12/01/20	27,134,000	27,146,210
Senior Housing Properties Trust	6.750	04/15/20	16,057,000	16,112,059
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,856,562
SESI LLC (g)	7.125	12/15/21	38,264,000	31,376,480
Silversea Cruise Finance Ltd. (g)	7.250	02/01/25	38,256,000	39,308,040
SLM Corp. (d)	6.250	09/15/20	172,000	172,592
SLM Corp.	6.000	06/15/21	261,000	261,931
SLM Corp.	6.150	06/15/21	146,000	146,939
Southern California Edison Co.	2.900	03/01/21	3,829,000	3,875,560
Southern National Bancorp of Virginia, Inc., (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (c)(g)	5.875	01/31/27	2,000,000	2,092,374
Southern Star Central Corp. (g)	5.125	07/15/22	11,176,000	11,324,299
Southside Bancshares, Inc., (5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (c)	5.500	09/30/26	2,035,000	2,121,390
Standard Industries Inc. (g)	5.500	02/15/23	1,096,000	1,105,612
Standard Industries Inc. (g)	6.000	10/15/25	15,408,000	16,101,360
Steel Dynamics, Inc.	5.250	04/15/23	10,138,000	10,263,487
Steel Dynamics, Inc.	5.500	10/01/24	27,796,800	28,602,907
Stericycle, Inc. (g)	5.375	07/15/24	3,335,000	3,505,085
Tech Data Corp.	4.950	02/15/27	21,141,000	22,271,826
Teck Resources Ltd.	4.750	01/15/22	569,000	591,655
Teck Resources Ltd.	4.500	01/15/21	5,250,000	5,309,774
TECO Finance, Inc.	5.150	03/15/20	3,310,000	3,313,832
Texas State Bankshares, Inc., (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (c)(g)	5.750	06/15/29	4,000,000	4,205,214
TransCanada PipeLines Ltd., (3 month LIBOR + 2.210%) (c)	3.902	05/15/67	24,193,000	20,893,240
Trinity Industries, Inc.	4.550	10/01/24	5,517,000	5,778,769
Truist Financial Corp., (4.800% to 09/01/24, then H15T5Y + 3.003%) (c)(f)	4.800	09/01/24	17,665,000	17,794,308
UTB Financial Holding Co., (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (c)(g)	6.500	09/01/28	6,000,000	6,361,535
Valaris plc	8.000	01/31/24	12,306,000	5,906,880
VeriSign, Inc.	4.625	05/01/23	1,018,000	1,026,378
Volunteer State Bancshares, Inc., (5.750% to 11/15/24, then SOFRRATE + 4.365%) (c)(g)	5.750	11/15/29	9,000,000	9,363,775
Wells Fargo & Co., (3 month LIBOR + 0.750%, floor 2.000%, cap 7.000%) (c)	2.527	01/31/21	150,000	150,297
Western Gas Partners LP	4.500	03/01/28	139,000	139,326
Williams Cos., Inc.	4.125	11/15/20	3,250,000	3,283,033
WT Holdings, Inc. (g)	7.000	04/30/23	18,000,000	18,967,500

Residential Mortgage-Backed Securities - 1.1%				41,639,181
COLT Mortgage Loan Trust, Series 2019-1 A2 (g)	3.909	03/25/49	2,806,167	2,856,125
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	280,003	283,848
Homeward Opportunities Fund I Trust, Series 2018-2 A1 (g)	3.985	11/25/58	31,497,087	32,221,659
Minnesota Housing Finance Agency	2.700	09/01/41	1,789,737	1,816,493
Onslow Bay Mortgage Loan Trust, Series 2015-1 1A8 (c)(g)	3.259	11/25/45	334,559	333,580
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (c)(g)	3.156	11/25/45	3,327,522	3,346,150
Sequoia Mortgage Trust, Series 2018-CH1 A11 (g)	3.500	02/25/48	280,692	282,613
WinWater Mortgage Loan Trust, Series 2015-A A5 (g)	3.500	06/20/45	496,742	498,713

Sovereign Bonds - 1.4%				54,087,200
Antares Holdings LP(g)	6.000	08/15/23	4,830,000	5,228,095
Bayerische Landesbank, (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (c)	3.069	10/02/21	6,000,000	6,066,261
Petroleos Mexicanos	6.000	03/05/20	10,000,000	10,007,800
Petroleos Mexicanos	6.375	02/04/21	14,793,000	15,236,790
Petroleos Mexicanos	3.500	01/30/23	6,025,000	6,013,974
Petroleos Mexicanos	4.875	01/18/24	11,080,000	11,534,280

Taxable Municipal Bonds - 0.5%				18,740,981
California Statewide Communities Development Authority	5.370	06/01/21	285,000	291,487
Casino Reinvestment Development Authority NJ	5.340	06/01/20	970,000	976,528
City of Newark NJ	3.057	04/01/20	700,000	700,532
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	575,000
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	681,700
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	47,617
Eastern Illinois University	5.600	04/01/20	585,000	586,234
Eastern Illinois University	5.700	04/01/21	125,000	125,305
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	803,690
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	1,850,000	1,878,731
Garza County TX Public Facility Corp.	6.200	10/01/20	440,000	440,062
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,045,000	1,053,789
New Jersey Sports & Exposition Authority	6.076	03/01/23	355,000	381,227
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	175,000	182,866
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	770,000	777,646
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	669,658
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	849,558
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	1,039,597
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	965,692
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	996,844
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	1,001,663
State of Illinois General Obligation	3.650	04/01/20	550,000	550,638
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	631,399
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	2,480,000	2,533,518

U.S. Government & Agency Securities - 6.5%				254,313,832
Fannie Mae	1.750	03/06/20	125,000	125,009
Fannie Mae	1.220	03/30/20	400,000	400,022
Fannie Mae	1.500	04/30/20	250,000	250,104
Fannie Mae	1.400	06/05/20	1,000,000	1,000,883
Fannie Mae	1.500	06/26/20	14,472,000	14,475,578
Fannie Mae	1.500	07/30/20	3,074,000	3,078,563
Fannie Mae	2.875	10/30/20	5,000,000	5,057,759
Fannie Mae	1.500	11/27/20	2,219,000	2,224,417
Fannie Mae	1.500	11/27/20	239,000	239,176
Fannie Mae	1.500	11/30/20	4,859,000	4,870,757
Fannie Mae	1.500	11/30/20	1,000,000	1,002,407
Fannie Mae	2.000	11/30/20	1,015,000	1,021,272
Fannie Mae	1.500	12/24/20	150,000	150,034
Fannie Mae	1.600	12/24/20	265,000	265,072
Fannie Mae	1.500	12/30/20	100,000	100,026
Fannie Mae Interest Strip (e)	0.000	09/23/20	100,000	99,273
Farmer Mac	1.475	04/03/20	180,000	180,032
Farmer Mac	1.630	07/30/20	645,000	646,296
Federal Farm Credit Banks	1.490	03/02/20	1,000,000	1,000,000
Federal Farm Credit Banks	1.550	04/13/20	100,000	100,028
Federal Farm Credit Banks	1.300	04/21/20	204,000	203,940
Federal Farm Credit Banks	1.450	04/27/20	5,900,000	5,901,574
Federal Farm Credit Banks	1.470	05/04/20	100,000	100,001
Federal Farm Credit Banks	1.420	05/18/20	401,000	401,000
Federal Farm Credit Banks	2.550	06/11/20	110,000	110,448
Federal Farm Credit Banks	1.290	07/13/20	123,000	123,001
Federal Farm Credit Banks	1.620	09/11/20	165,000	165,005
Federal Farm Credit Banks	1.750	10/26/20	125,000	125,522
Federal Farm Credit Banks	1.380	11/02/20	390,000	390,004
Federal Farm Credit Banks	1.400	11/10/20	165,000	165,002
Federal Farm Credit Banks	1.900	11/27/20	121,000	121,701
Federal Farm Credit Banks	1.400	12/14/20	300,000	300,671

Federal Farm Credit Banks	1.540	12/14/20	730,000	730,012
Federal Farm Credit Banks	2.700	12/21/20	110,000	111,398
Federal Farm Credit Banks	1.600	12/22/20	6,600,000	6,625,685
Federal Farm Credit Banks	2.700	12/30/20	125,000	126,631
Federal Farm Credit Banks	1.420	01/12/21	310,000	310,004
Federal Farm Credit Banks	1.740	01/15/21	23,733,000	23,747,639
Federal Farm Credit Banks	1.440	01/19/21	100,000	100,002
Federal Farm Credit Banks	2.350	02/12/21	150,000	151,689
Federal Farm Credit Banks	1.650	03/01/21	300,000	300,010
Federal Farm Credit Banks	1.600	04/09/21	1,225,000	1,233,071
Federal Farm Credit Banks	1.620	04/22/21	10,000,000	10,019,440
Federal Home Loan Banks	1.875	03/13/20	875,000	875,112
Federal Home Loan Banks	2.125	03/13/20	335,000	335,077
Federal Home Loan Banks	4.125	03/13/20	275,000	275,232
Federal Home Loan Banks, (3 month LIBOR - 0.230%, floor 0.000%) (c)	1.521	05/04/20	11,590,000	11,588,253
Federal Home Loan Banks	1.500	05/15/20	1,000,000	1,000,006
Federal Home Loan Banks	2.625	05/28/20	2,065,000	2,071,252
Federal Home Loan Banks	1.750	06/12/20	835,000	835,693
Federal Home Loan Banks	1.875	06/12/20	165,000	165,231
Federal Home Loan Banks	3.375	06/12/20	640,000	643,262
Federal Home Loan Banks	1.450	06/15/20	100,000	100,002
Federal Home Loan Banks	1.940	06/16/20	150,000	150,050
Federal Home Loan Banks	1.975	06/16/20	35,000,000	35,013,375
Federal Home Loan Banks, (3 month LIBOR + 0.125%, floor 0.000%) (c)	2.034	07/01/20	5,000,000	5,005,360
Federal Home Loan Banks	1.240	07/13/20	800,000	800,003
Federal Home Loan Banks	1.750	08/25/20	3,950,000	3,959,844
Federal Home Loan Banks	1.625	09/11/20	5,670,000	5,680,501
Federal Home Loan Banks	2.875	09/11/20	580,000	584,894
Federal Home Loan Banks	4.625	09/11/20	405,000	412,214
Federal Home Loan Banks	1.375	09/28/20	2,300,000	2,301,308
Federal Home Loan Banks	2.450	09/28/20	1,495,000	1,506,170
Federal Home Loan Banks	1.375	12/11/20	250,000	250,311
Federal Home Loan Banks	1.875	12/11/20	2,825,000	2,841,505
Federal Home Loan Banks	2.000	12/11/20	355,000	357,145
Federal Home Loan Banks	3.125	12/11/20	215,000	218,231
Federal Home Loan Banks	5.250	12/11/20	195,000	201,151
Federal Home Loan Banks	1.625	04/19/21	550,000	550,441
Freddie Mac	1.350	04/28/20	150,000	149,951
Freddie Mac	1.375	05/01/20	1,786,000	1,785,787
Freddie Mac	1.625	05/29/20	265,000	265,112
Freddie Mac	1.500	06/24/20	2,175,000	2,175,391
Freddie Mac	1.500	06/30/20	105,000	105,031
Freddie Mac	1.450	08/10/20	5,000,000	5,002,107
Freddie Mac	1.550	08/21/20	125,000	125,135
Freddie Mac	1.625	09/29/20	605,000	606,536
Freddie Mac	1.700	09/29/20	455,000	455,168
Freddie Mac	1.875	11/17/20	2,144,000	2,154,357
Freddie Mac	2.000	11/30/20	100,000	100,577
Freddie Mac	1.750	12/11/20	195,000	195,748
Freddie Mac	1.750	12/14/20	249,000	249,046
Freddie Mac	2.000	12/18/20	355,000	357,053
Residual Funding Corp. (e)	0.000	07/15/20	38,302,000	38,120,671
Residual Funding Corp. (e)	0.000	10/15/20	8,621,000	8,547,179
Resolution Funding Corp. (e)	0.000	07/15/20	204,000	203,037
Resolution Funding Corp. (e)	0.000	10/15/20	264,000	261,956
Tennessee Valley Authority	2.250	03/15/20	24,808,000	24,815,986
Tennessee Valley Authority	3.875	02/15/21	2,987,000	3,066,223

U.S. Government Agency Mortgage-Backed Securities - 13.5%				529,277,739
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	7,703,834	1,127,895
Fannie Mae Pool, Series 890163	5.500	03/01/24	462,960	476,696
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	809,661	825,503
Fannie Mae REMIC, Series 2010-2 SG (IO), (-1.0 times 1 month LIBOR + 6.450%, floor 0.000%, cap 6.450%) (c)	4.823	10/25/39	4,152,081	124,160
Fannie Mae REMIC, Series 2011-136 ES (IO), (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	4.923	02/25/41	6,862,055	706,044
Fannie Mae REMIC, Series 2011-24 PC	4.000	10/25/39	1,175,224	1,188,327
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	291,310	307,786
Fannie Mae REMIC, Series 2011-68 BD	3.500	05/25/38	265,970	266,592
Fannie Mae REMIC, Series 2012-114 HS (IO), (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	4.523	03/25/40	12,813,277	872,311
Fannie Mae REMIC, Series 2012-14 DS (IO), (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (c)	4.873	03/25/42	12,613,640	2,583,396
Fannie Mae REMIC, Series 2012-14 SH (IO), (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	4.923	07/25/40	4,830,562	389,202
Fannie Mae REMIC, Series 2013-101 A	3.000	09/25/30	1,884,019	1,917,216
Fannie Mae REMIC, Series 2013-103 M	3.000	03/25/38	1,504,168	1,520,177
Fannie Mae REMIC, Series 2013-20 CS (IO), (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	4.523	03/25/43	8,547,273	1,917,823
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	4,555,185	270,283
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	12,816,200	886,397
Fannie Mae REMIC, Series 2013-40 DK	3.500	06/25/37	1,683,963	1,704,950

Fannie Mae REMIC, Series 2013-66 MK	3.000	09/25/36	426,650	431,082
Fannie Mae REMIC, Series 2013-71 AC	2.000	03/25/38	11,117,014	11,150,509
Fannie Mae REMIC, Series 2013-73 BA	3.500	10/25/37	272,874	275,150
Fannie Mae REMIC, Series 2014-26 KA	4.000	04/25/39	921,051	937,458
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	10,403,312	786,933
Fannie Mae REMIC, Series 2019-41 MC	3.500	01/25/30	4,654,777	4,671,514
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	5,981,124	490,095
Fannie Mae REMIC, Series 2019-55 KC	2.500	09/25/46	37,486,467	38,253,590
Fannie Mae REMIC, Series 2019-79 ZD	3.000	01/25/43	6,412,450	6,416,471
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (c)	0.447	01/25/25	103,784,233	1,984,697
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (c)	0.325	08/25/25	180,569,550	3,029,867
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (c)	1.263	05/25/26	79,944,366	5,370,607
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (c)	0.075	10/25/26	225,608,909	1,379,350
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	196,901	201,625
Freddie Mac REMIC, Series 3925 VB	4.000	09/15/31	282,789	283,646
Freddie Mac REMIC, Series 3935 WA	3.000	10/15/25	886,177	891,255
Freddie Mac REMIC, Series 3936 LD	2.500	06/15/40	591,097	598,781
Freddie Mac REMIC, Series 3996 AJ	3.500	12/15/30	2,600,613	2,671,903
Freddie Mac REMIC, Series 4002 MI (IO)	4.000	01/15/39	12,870,336	336,521
Freddie Mac REMIC, Series 4050 EI (IO)	4.000	02/15/39	6,128,536	211,553
Freddie Mac REMIC, Series 4060 SJ (IO), (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (c)	4.992	02/15/41	4,659,869	569,074
Freddie Mac REMIC, Series 4062 BA	3.500	06/15/38	4,984,796	5,093,740
Freddie Mac REMIC, Series 4073 AJ	3.000	08/15/38	3,151,601	3,193,621
Freddie Mac REMIC, Series 4103 BG	2.500	12/15/38	386,744	390,191
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	18,666,877	1,347,168
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	6,304,383	463,534
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	6,648,968	465,107
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	3,745,970	399,437
Freddie Mac REMIC, Series 4227 AB	3.500	10/15/37	6,475,033	6,569,895
Freddie Mac REMIC, Series 4231 BG	3.000	07/15/38	1,710,674	1,730,277
Freddie Mac REMIC, Series 4238 Class NS (IO), (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	5.042	02/15/42	2,838,712	382,759
Freddie Mac REMIC, Series 4238 UA	3.000	08/15/29	662,409	671,867
Freddie Mac REMIC, Series 4267 CI (IO)	4.000	05/15/39	7,632,371	313,758
Freddie Mac REMIC, Series 4310 BC	3.000	10/15/39	3,673,995	3,726,726
Freddie Mac REMIC, Series 4313 LC	2.000	03/15/28	1,461,740	1,481,536
Freddie Mac REMIC, Series 4327 A	4.000	02/15/40	796,138	812,727
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	1,974,615	2,040,900
Freddie Mac REMIC, Series 4335 AL	4.250	03/15/40	578,037	593,606
Freddie Mac REMIC, Series 4364 SE (IO), (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	5.042	12/15/39	9,626,154	529,755
Freddie Mac REMIC, Series 4469 HA (d)	4.250	02/15/39	3,733,679	3,887,896
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	28,656,349	2,560,683
Freddie Mac REMIC, Series 4764 BA	4.000	06/15/42	961,111	987,749
Freddie Mac REMIC, Series 4764 TA	4.000	10/15/40	14,766,671	14,901,932
Freddie Mac REMIC, Series 4765 AB	4.000	06/15/40	432,072	440,556
Freddie Mac REMIC, Series 4770 HJ	4.500	11/15/43	7,960,150	8,175,591
Freddie Mac REMIC, Series 4773 EA	4.000	10/15/42	2,310,783	2,378,915
Freddie Mac REMIC, Series 4776 DJ	4.000	04/15/41	1,413,524	1,432,459
Freddie Mac REMIC, Series 4776 NA	4.000	06/15/40	8,042,277	8,128,069
Freddie Mac REMIC, Series 4784 AC	3.500	05/15/40	7,484,872	7,570,419
Freddie Mac REMIC, Series 4784 GK	3.500	09/15/40	6,351,489	6,411,088
Freddie Mac REMIC, Series 4788 GL	4.500	07/15/42	55,046,722	56,452,098
Freddie Mac REMIC, Series 4790 KA	4.000	07/15/40	4,254,857	4,286,767
Freddie Mac REMIC, Series 4791 GA	3.500	09/15/40	3,208,292	3,239,325
Freddie Mac REMIC, Series 4793 D	4.000	04/15/42	2,425,119	2,462,104
Freddie Mac REMIC, Series 4796 LB	3.500	03/15/40	10,202,447	10,314,476
Freddie Mac REMIC, Series 4799 MA	4.000	03/15/42	1,106,789	1,123,314
Freddie Mac REMIC, Series 4799 NA	4.000	02/15/40	3,296,404	3,323,508
Freddie Mac REMIC, Series 4800 TA	4.000	04/15/42	823,698	836,226
Freddie Mac REMIC, Series 4802 EA	4.000	05/15/42	1,754,315	1,781,011
Freddie Mac REMIC, Series 4807 GA	4.000	04/15/40	7,043,696	7,094,228
Freddie Mac REMIC, Series 4809 KA	4.000	03/15/40	7,424,419	7,490,525
Freddie Mac REMIC, Series 4828 MA	4.000	08/15/42	1,203,131	1,220,615
Freddie Mac REMIC, Series 4830 WA	4.000	04/15/44	7,393,358	7,567,690
Freddie Mac REMIC, Series 4843 PH	4.000	07/15/46	11,790,601	12,100,131
Freddie Mac REMIC, Series 4848 EA	4.500	08/15/43	6,166,499	6,295,821
Freddie Mac REMIC, Series 4848 WA	4.000	07/15/44	10,815,467	11,085,773
Freddie Mac REMIC, Series 4850 AB	4.000	02/15/43	1,723,343	1,752,423
Freddie Mac REMIC, Series 4852 TA	4.000	02/15/43	1,102,325	1,120,154
Freddie Mac REMIC, Series 4900 BZ	3.000	07/25/49	6,585,771	6,581,515
Freddie Mac REMIC, Series 4921 ZN	3.000	10/25/49	6,176,861	6,107,330
Freddie Mac REMIC, Series 4926 A	3.000	10/25/45	366,892	366,718
Freddie Mac REMIC, Series 4930 LA	4.500	11/15/42	7,833,540	7,940,158
Ginnie Mae Pool, Series 734998	2.990	04/15/20	42,811	42,794
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	16,362	19,161
Ginnie Mae REMIC Trust, Series 2011-109 B (c)	3.785	03/16/45	1,601,110	1,606,940
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	602,632	624,284

Ginnie Mae REMIC Trust, Series 2012-27 (IO) (c)	0.931	04/16/53	36,483,957	979,364
Ginnie Mae REMIC Trust, Series 2013-125 A	1.180	12/16/37	1,385,779	1,377,818
Ginnie Mae REMIC Trust, Series 2013-2 AB	1.600	12/16/42	497,545	496,452
Ginnie Mae REMIC Trust, Series 2013-30 A	1.500	05/16/42	24,316,609	24,196,397
Ginnie Mae REMIC Trust, Series 2013-33 A	1.061	07/16/38	39,724,733	39,246,730
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	347,219	346,252
Ginnie Mae REMIC Trust, Series 2013-40 A	1.511	10/16/41	9,900,524	9,860,549
Ginnie Mae REMIC Trust, Series 2013-45 AB	1.450	04/16/39	1,257,821	1,253,018
Ginnie Mae REMIC Trust, Series 2013-57 A	1.350	06/16/37	9,836,975	9,773,416
Ginnie Mae REMIC Trust, Series 2014-81 EK	3.000	12/20/42	910,896	923,390
Ginnie Mae REMIC Trust, Series 2015-30 A	2.350	05/16/41	1,242,253	1,247,954
Ginnie Mae REMIC Trust, Series 2015-71 DA (c)	2.149	09/16/49	11,149,802	11,191,785
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (c)	0.727	10/16/56	121,050,987	5,852,985
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (c)	0.950	10/16/56	62,528,476	4,381,889
Ginnie Mae REMIC Trust, Series 2016-46 KB	2.250	03/20/42	2,347,725	2,369,361
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	10,121,066	1,068,026
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	35,807,202	2,293,466
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (c)	0.728	01/16/60	200,364,588	12,889,494
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (c)	0.594	02/16/60	145,968,478	8,729,119
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (c)	0.845	06/16/61	64,786,420	4,858,742
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (c)	1.035	07/16/61	74,735,231	6,844,522
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (c)	1.046	06/16/61	129,209,885	11,611,976
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (c)	0.798	11/16/61	49,851,762	3,703,846
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	2,197,203	64,077
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	1,910,091	136,622
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (c)	0.695	12/16/60	119,241,041	8,520,071
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	6,202,530	464,068
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	5,554,039	582,033
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	3,478,395	151,165
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	3,065,860	155,091
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (c)	0.930	08/16/61	66,228,155	5,764,572

SHORT-TERM INVESTMENTS - 1.6%				61,966,807
(COST $61,947,133)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	1.487%		100,000	100,000

U.S. Government & Agency Securities-1.6%				61,866,807
U.S. Treasury Bills (b)	1.414%	03/24/20	10,000,000	9,990,121
U.S. Treasury Bills (b)	1.425%	03/31/20	10,000,000	9,988,600
U.S. Treasury Bills (b)	1.391%	04/09/20	12,000,000	11,979,850
U.S. Treasury Bills (b)	1.339%	04/16/20	10,000,000	9,980,450
U.S. Treasury Bills (b)	1.266%	05/21/20	10,000,000	9,971,750
U.S. Treasury Bills (b)	1.160%	07/16/20	10,000,000	9,956,036

TOTAL INVESTMENTS - 99.3% (COST $3,885,873,481)				3,875,929,001

NET OTHER ASSETS AND LIABILITIES - 0.7%				29,785,985

NET ASSETS - 100.0%				$3,905,714,986

(a)	Rate shown represents the 7-day yield at February 29, 2020.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at February 29, 2020.
(c)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 29, 2020.

(e)	Zero-coupon security.
(f)	Perpetual maturity; date shown represents next contractual call date.
(g)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  It has been deemed liquid under guidance approved by the Board. At February 29, 2020, the aggregate value of these securities was $1,297,636,742, representing 33.2% of net assets.

^	Rounds to 0.0%.

Abbreviations
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	–	523,921,526	–	523,921,526
Commercial mortgage-backed securities	–	171,073,389	–	171,073,389
Convertible bonds	–	96,122,302	–	96,122,302
Corporate bonds	–	2,124,786,044	–	2,124,786,044
Residential mortgage-backed securities	–	41,639,181	–	41,639,181
Sovereign bonds	–	54,087,200	–	54,087,200
Taxable municipal bonds	–	18,740,981	–	18,740,981
U.S. government & agency securities	–	254,313,832	–	254,313,832
U.S. government agency mortgage-backed securities	–	529,277,739	–	529,277,739
Total bonds	–	3,813,962,194	–	3,813,962,194
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	61,866,807	–	61,866,807
Total short-term investments	100,000	61,866,807	–	61,966,807
Total investments	$100,000	$3,875,829,001	$–	$3,875,929,001

The Fund did not invest in any level-3 investments during the three-month period ended February 29, 2020.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investment

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

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Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

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